Other Reserves - Summary of Information About Other Reserves (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of reserves within equity [line items]
Transfer from retained earnings to distributable profit reserves	$ 1,400
Payment Of Interim Dividend [Member]
Disclosure of reserves within equity [line items]
Dividend paid ordinary shares	$ 2,449